Property and Equipment, Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2021	2020
Equipment	$1,047,227	$737,833
Office Furniture	147,207	130,026
Automobiles	122,903	78,206
Leasehold improvements	614,680	416,936
Construction in progress	-	73,672
Total	1,932,017	1,436,673
Less: accumulated depreciation	(1,331,226)	(984,201)
Property and equipment, net	$600,791	$452,472

Depreciation expense was $404,063, $360,302, and $239,349 for the years ended June 30, 2021, 2020 and 2019, respectively. No impairment loss was recognized for the years ended June 30, 2021, 2020 and 2019.